SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 3,219,947	$ 2,765,146
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	976,837	1,133,092
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	141,594	139,292
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,118,431	$ 1,272,384